S000015654 [Member] Investment Risks - Causeway Emerging Markets Fund	Sep. 30, 2025
Foreign and Emerging Markets Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign and Emerging Markets Risk. The Fund’s investments in companies in emerging markets, including common stock, preferred and preference stocks, depositary receipts, participation notes, warrants or structured notes, and exchange-traded funds that invest in emerging markets, involve special risks not present in US investments that can increase the chances that the Fund will lose money. For example, the value of the Fund’s securities may be affected by social, political and economic developments and US and foreign laws relating to foreign investment. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging markets can be less than in more developed foreign markets. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make emerging markets securities less liquid, more volatile and harder to value than US securities. These risks are higher for investments in frontier markets.

Small and Medium Cap Risk [Member]
Prospectus [Line Items]
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Small and Medium Cap Risk. Some of the Fund’s investments may be in smaller and medium capitalization issuers. The values of securities of smaller and medium capitalization companies, which may be less well-known companies, can be more sensitive to, and react differently to, company, political, market, and economic developments than the market as a whole and other types of securities. Smaller and medium capitalization companies can have more limited product lines, markets, growth prospects, depth of management, and financial resources, and these companies may have shorter operating histories and less access to financing, creating additional risk. Smaller and medium capitalization companies in countries with less-liquid currencies may have additional difficulties in financing and conducting their businesses. Further, smaller and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have floating rates. Because of these and other risks, securities of smaller and medium capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. During some periods, securities of smaller and medium capitalization companies, as asset classes, have underperformed the securities of larger capitalization companies.

Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The Fund’s use of futures contracts subjects the Fund to additional risks. Futures contracts are derivative instruments, which can be volatile and involve special risks, including leverage risk and basis risk (the risk that the value of the investment will not react in parallel with the value of the reference index), in addition to market risk, credit risk, liquidity risk, operational risk and legal risk. Participation notes, warrants or structured notes, which may be based on either an index or exposures selected by the Investment Adviser, may be used to obtain exposure to the China A‑Share market, are also derivative instruments, which can be volatile and involve special risks, including counterparty risk, liquidity risk, and basis risk. These risks are in addition to the risks associated with the investments underlying such derivative instruments.

Quantitative Analysis Risk [Member]
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Quantitative Analysis Risk. Data for emerging markets companies may be less available, less accurate and/or less current than data for developed markets companies. The Investment Adviser will use quantitative techniques to generate investment decisions, and its analysis and stock selection can be adversely affected if it relies on erroneous or outdated data. Any errors in the Investment Adviser’s quantitative methods may adversely affect the Fund’s performance. In addition, securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight assigned to a stock-specific factor for a stock or the weight placed on each factor, and changes in the factor’s historical trends. The factors used in quantitative analysis and the weight assigned to a stock-specific factor for a stock or the weight placed on each factor may not predict a security’s value, and the effectiveness of the factors can change over time. These changes may not be reflected in the current quantitative model.

Market and Selection Risk [Member]
Prospectus [Line Items]
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Market and Selection Risk. As with any mutual fund, the Fund’s value, and therefore the value of your Fund shares, may go down. This may occur because the value of a particular stock or stock market in which the Fund invests is falling, and it is possible that such changes will be sharp and unpredictable. Global economies are increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, war, conflicts, natural disasters, pandemics, epidemics, trading and tariff arrangements, inflation/deflation and social unrest) in one country or region might adversely impact a different country or region. Also, the Investment Adviser may select securities that underperform the stock market or other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money. We cannot guarantee that the Fund will achieve its investment objective.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the Fund’s investments goes down, you may lose money.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.